GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Going Concern Details Narrative
Accumulated deficit	$ (278,483)		$ (278,483)		$ (180,775)	$ (119,421)
Net Income (Loss)	$ (68,093)	$ (10,517)	$ (97,708)	$ (33,007)	$ (61,354)	$ (73,287)